4. INTANGIBLE ASSETS AND ACQUISITION (Details 2) - Eagle Ridge - USD ($)	4 Months Ended	8 Months Ended	12 Months Ended
	May 15, 2014	Dec. 31, 2014	Dec. 31, 2015
Total Revenue			$ 28,861,001
Net (loss) income			$ (17,763,377)
Basic net loss per share			$ (1.23)
Successor
Total Revenue		$ 17,872,328
Net (loss) income		$ (1,581,195)
Basic net loss per share		$ (0.16)
Predecessor
Total Revenue	$ 10,199,328
Net (loss) income	$ 916,391
Basic net loss per share	$ 0.00